Risks and Concentration - Schedule of Total Purchases (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Supplier Concentration Risk [Member] | Royal Canin China Co., Ltd. [Member] | Total Purchases [Member]
Schedule of Total Purchases [Line Items]
Concentration risk, percentage	33.00%	26.00%	22.00%